Deferred Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Deferred Tax Assets and Liabilities
23.
Deferred Tax Assets and Liabilities
(a)
Details of the recovery and settlement timings for deferred tax assets and liabilities as of December 31, 2024 and 2025 are as follows:

(In millions of won)		2024	2025
Deferred tax assets
Deferred tax asset to be recovered after more than 12 months	~~W~~	3,694,831	3,703,599
Deferred tax asset to be recovered within 12 months		493,850	372,278
Total deferred tax assets		4,188,681	4,075,877
Deferred tax liabilities
Deferred tax liability to be settled after more than 12 months	~~W~~	496,851	455,001
Deferred tax liability to be settled within 12 months		187,653	110,720
Total deferred tax liabilities		684,504	565,721
Deferred tax assets after offsetting	~~W~~	3,504,177	3,510,156

23.
Deferred Tax Assets and Liabilities, Continued
(b)
Changes in deferred tax assets and liabilities for the years ended December 31, 2024 and 2025 are as follows:

(In millions of won)		January 1, 2024	Profit or loss for 2024	Other comprehensive income (loss) and others for 2024	Classified as held for sale	December 31, 2024	Profit or loss for 2025	Other comprehensive income (loss) and others for 2025	December 31, 2025
Other accounts Receivable	~~W~~	(61)	(4,409)	—	—	(4,470)	(4,056)	—	(8,526)
Inventories		51,728	12,897	—	(1,498)	63,127	24,610	—	87,737
Defined benefits assets and others		(89,753)	53,721	22,368	—	(13,664)	(26,541)	(7,065)	(47,270)
Subsidiaries and associates		(89,649)	(3,731)	(56,999)	—	(150,379)	(25,231)	57,752	(117,858)
Accrued expenses		97,867	8,902	—	(176)	106,593	28,090	—	134,683
Property, plant and equipment and intangible Assets		577,308	(58,721)	—	60,747	579,334	(200,533)	—	378,801
Provisions		39,586	(4,666)	—	—	34,920	(2,151)	—	32,769
Other temporary differences		58,731	(8,413)	—	(15,100)	35,218	(11,584)	—	23,634
Tax loss carryforwards		2,766,820	14,365	—	(72,338)	2,708,847	162,117	—	2,870,964
Tax credit carryforwards		148,215	(3,564)	—	—	144,651	10,571	—	155,222
Deferred tax assets (liabilities)	~~W~~	3,560,792	6,381	(34,631)	(28,365)	3,504,177	(44,708)	50,687	3,510,156

(c)
Details of deductible (taxable) temporary difference, tax credit carryforwards and tax loss carryforwards unrecognized as deferred tax assets (liabilities) as of December 31, 2025, are as follows:

(In millions of won)		Amount	Reason
Investments with its subsidiary	~~W~~	(1,115,322)	Unlikely to reverse (dispose of) in the foreseeable future
Tax credit carryforwards (*1)		1,081,726	Uncertainty of future taxable profit
Tax loss carryforwards (*2)		2,021,561	Uncertainty of future taxable profit

(*1) Unrecognized tax credit carryforwards due to the low probability of realization in the future as of December 31, 2025, will be expired from 2026.

(*2) Unrecognized tax loss carryforwards due to the low probability of realization in the future as of December 31, 2025, will be expired from 2039.